Summary of Duration of Projected Benefit Obligation (Details)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Principal pension plans [member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Weighted-average duration	13 years	14 years
Principal post retirement benefit plan [member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Weighted-average duration	12 years	12 years
Other pension plans [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Weighted-average duration	10 years	11 years